SUBSEQUENT EVENTS (Details Narrative) - CNY (¥) ¥ in Millions		1 Months Ended
	Jul. 08, 2024	Mar. 31, 2026	Oct. 31, 2024
Uxin Anhui [Member]
Subsequent Event [Line Items]
Proceeds from related party debt	¥ 120.0		¥ 66.7
Precentage of related party contribution	70.59%		66.70%
Uxin Anhui [Member] | Equity Investment Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		¥ 68.0
Precentage of related party contribution		68.00%
Huigang Qihang [Member] | Equity Investment Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		¥ 16.0
Precentage of related party contribution		16.00%
Chan Fa Ke Chuang [Member] | Equity Investment Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		¥ 16.0
Precentage of related party contribution		16.00%